Cover	Nov. 14, 2025
Cover [Abstract]
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	S-3
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer